Schedule H, line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i – Schedule of Assets (Held at End of Year)
Supplemental Schedule
Retirement and Savings Plan for Amgen Manufacturing Limited LLC
EIN: 98-0210484 Plan: #001
As of December 31, 2025
Schedule H, line 4i – Schedule of Assets (Held at End of Year)

Identity of Issue	Description of Investment	Current Value

Amgen stock*	Employer Securities	$126,196,526
			$126,196,526

Capital Preservation Asset Class:
Wells Fargo Stable Value Fund W*	Collective Trust Fund	104,631,966
NT Collective Short Term Investment Fund*	Collective Trust Fund	8,236,750
Total Capital Preservation Asset Class			112,868,716

Fixed Income Active Asset Class:
Wellington Core Bond Plus Portfolio Collective Investment Trust II*	Collective Trust Fund	19,786,144
FIAM Group Trust For Employees Benefit Plan Core Plus Commingled Pool Class W*	Collective Trust Fund	19,684,534
BBH Collective Investment Series Trust Series Fund Income Class 1*	Collective Trust Fund	19,673,510
NT Collective Aggregate Bond Index Fund / Non Lending*	Collective Trust Fund	9,168,289
Total Fixed Income Active Asset Class			68,312,477

Fixed Income Index Asset Class:
NT Collective Aggregate Bond Index Fund / Non Lending*	Collective Trust Fund	119,759,185
Total Fixed Income Index Asset Class			119,759,185

U.S. Equity Active Asset Class:
Nuveen Winslow Large Capital Growth Fund Class C*	Collective Trust Fund	19,602,868
Blackrock Instituitional Trust Company Investment Funds Russell 3000 Alpha Tilts Fund F*	Collective Trust Fund	15,451,387
Boston Partners CIT Large Capital Value Class E*	Collective Trust Fund	13,991,029
NT Collective Russell 3000 Index Fund / Non Lending*	Collective Trust Fund	2,388,133
Clean Harbors Inc.	Common and Preferred Stock	324,286
Coherent Corporation	Common and Preferred Stock	302,326
Ametek Inc.	Common and Preferred Stock	288,666
SS&C Technologies Holdings Inc.	Common and Preferred Stock	288,136
Waste Connections Inc.	Common and Preferred Stock	278,121
Entegris Inc.	Common and Preferred Stock	262,523
BWX Technologies Inc.	Common and Preferred Stock	248,371
NT Collective Short Term Investment Fund*	Collective Trust Fund	214,623
Huntington Bancshares Inc.	Common and Preferred Stock	207,593
Woodward Inc.	Common and Preferred Stock	201,950
UGI Corporation	Common and Preferred Stock	199,090
Rentokil Initial PLC	Common and Preferred Stock	184,361
Charles River Laboratories International Inc.	Common and Preferred Stock	173,348
Bio-Techne Corporation	Common and Preferred Stock	171,196
Keysight Technologies Inc.	Common and Preferred Stock	168,241
Amphenol Corporation Class A	Common and Preferred Stock	167,168

Identity of Issue	Description of Investment	Current Value
Ingredion Inc.	Common and Preferred Stock	165,831
Halozyme Therapeutics Inc.	Common and Preferred Stock	165,625
Henry Schein Inc.	Common and Preferred Stock	161,666
Brown & Brown Inc.	Common and Preferred Stock	159,639
Heico Corporation Class A	Common and Preferred Stock	151,458
Dolby Laboratories Inc.	Common and Preferred Stock	144,302
Shift4 Payments Inc. Class A	Common and Preferred Stock	139,856
IDEX Corporation	Common and Preferred Stock	135,412
STERIS plc	Common and Preferred Stock	133,859
LKQ Corporation	Common and Preferred Stock	120,800
Power Integrations Inc.	Common and Preferred Stock	119,059
Prosperity Bancshares Inc.	Common and Preferred Stock	108,434
WEX Inc.	Common and Preferred Stock	107,117
Hexcel Corporation	Common and Preferred Stock	104,199
HealthEquity Inc.	Common and Preferred Stock	102,786
Casella Waste Systems Inc. Class A	Common and Preferred Stock	97,156
Mid-American Apartment Communities Inc.	Common and Preferred Stock	96,404
Allegion PLC	Common and Preferred Stock	95,214
Cabot Corporation	Common and Preferred Stock	92,456
Graco Inc.	Common and Preferred Stock	88,774
RBC Bearings Inc.	Common and Preferred Stock	79,821
Procore Technologies Inc.	Common and Preferred Stock	78,196
First American Financial Corporation	Common and Preferred Stock	75,940
Copart Inc.	Common and Preferred Stock	74,033
Ensign Group Inc.	Common and Preferred Stock	71,945
Federal Signal Corporation	Common and Preferred Stock	64,611
National Retail Properties Inc.	Common and Preferred Stock	64,359
Fabrinet Company	Common and Preferred Stock	64,194
Nova Measuring Instruments	Common and Preferred Stock	63,708
Medpace Holdings Inc.	Common and Preferred Stock	63,466
Bank Ozk	Common and Preferred Stock	59,320
EnPro Inc.	Common and Preferred Stock	57,601
Moelis & Company Class A	Common and Preferred Stock	54,717
SiteOne Landscape Supply Inc.	Common and Preferred Stock	54,557
Paymentus Holdings Inc. Class A	Common and Preferred Stock	52,787
Standex International Corporation	Common and Preferred Stock	50,409
Kadant Inc.	Common and Preferred Stock	50,164
Ollies Bargain Outlet Holdings Inc.	Common and Preferred Stock	46,913
Balchem Corporation	Common and Preferred Stock	46,621
Loar Holdings Inc.	Common and Preferred Stock	46,376
Camtek Limited	Common and Preferred Stock	46,154
CSW Industrials Inc.	Common and Preferred Stock	45,497
Saia Inc.	Common and Preferred Stock	43,754
Everus Construction Group Inc.	Common and Preferred Stock	43,721
Modine Manufacturing Company	Common and Preferred Stock	43,257
CCC Intelligent Solutions Holdings Inc.	Common and Preferred Stock	42,509
ICF International, Inc.	Common and Preferred Stock	42,053
Global-E Online Limited	Common and Preferred Stock	41,669
Markel Corporation Holding Company	Common and Preferred Stock	40,843
Hamilton Lane Inc. Class A	Common and Preferred Stock	40,293
Five Below Inc.	Common and Preferred Stock	39,744

Identity of Issue	Description of Investment	Current Value
Clearwater Analytics Holdings Inc. Class A	Common and Preferred Stock	37,410
Guidewire Software Inc.	Common and Preferred Stock	36,986
XPEL Inc.	Common and Preferred Stock	35,236
Certara Inc.	Common and Preferred Stock	30,624
Wingstop Inc.	Common and Preferred Stock	29,811
RLI Corporation	Common and Preferred Stock	29,559
Arhaus Inc. Class A	Common and Preferred Stock	29,101
Valvoline Inc.	Common and Preferred Stock	28,915
Q2 Holdings Inc.	Common and Preferred Stock	28,215
UFP Industries Inc.	Common and Preferred Stock	27,224
Novanta Inc.	Common and Preferred Stock	26,416
Freshpet Inc.	Common and Preferred Stock	25,712
Morningstar Inc.	Common and Preferred Stock	25,208
Floor & Decor Holdings Inc.	Common and Preferred Stock	23,869
Goosehead Insurance Inc. Class A	Common and Preferred Stock	22,832
Trex Company Inc.	Common and Preferred Stock	21,855
AAON Inc.	Common and Preferred Stock	20,969
Cohen & Steers Inc.	Common and Preferred Stock	19,776
Bellring Brands Inc.	Common and Preferred Stock	16,893
Vita Coco Company Inc.	Common and Preferred Stock	8,694
Pool Corporation	Common and Preferred Stock	5,719
Total U.S. Equity Active Asset Class			59,823,719

U.S. Equity Index Asset Class:
NT Collective Russell 3000 Index Fund / Non Lending*	Collective Trust Fund	226,917,206
Total U.S. Equity Index Asset Class			226,917,206

International Equity Active Asset Class:
Dodge & Cox International Stock Fund	Mutual Fund	27,612,784
Mawer International Equity Collective Investment Trust Class B*	Collective Trust Fund	27,322,286
Great Grey Trust Company GQG Partners International Equity CIT Class C*	Collective Trust Fund	26,952,254
Wilmington Trust Collective Investment Trust / Jennison International Equity Opportunities CIT Class J*	Collective Trust Fund	26,817,997
Mondrian Master CIT Focused All Countries World ex-US Equity*	Collective Trust Fund	26,740,527
NT Collective MSCI All Country World Index (ACWI) ex/US Index Fund / Non Lending*	Collective Trust Fund	4,438,045
Total International Equity Active Asset Class			139,883,893

International Equity Index Asset Class:
NT Collective MSCI All Country World Index (ACWI) ex/US Index Fund / Non Lending*	Collective Trust Fund	30,357,741
Total International Equity Index Asset Class			30,357,741

Participant Self-Directed Accounts	Various Investments	26,713,652
			26,713,652

Notes Receivable from Participants*	Interest Rate 4.25% - 9.50%	18,631,683
			18,631,683

Identity of Issue	Description of Investment	Current Value

Other
Tax Reclaims	Cash and Cash Equivalents	284,750
ML Vanguard Federal Money Market Forfeiture / Settlement*	Cash and Cash Equivalents	54,661
NT Collective Short Term Investment Fund*	Collective Trust Fund	2,258
Total Other			341,669

Grand Total			$929,806,467

* Indicates party-in-interest